Stockholders’ Deficiency (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Restricted Stock Award Activity

A summary of the restricted stock award activity during the year ended December 31, 2023 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock awards outstanding at January 1, 2023	97,403	$16.94
Vested	(97,403)	(16.94)
Restricted stock awards outstanding at December 31, 2023	-

Summary of Warrant Activity

A summary of the Financing Warrants activity during the year ended December 31, 2023 is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in Years)
Financing Warrants outstanding at January 1, 2023	107,956	$10.61	0.58
Expired	(107,956)	10.61
Financing Warrants outstanding at December 31, 2023	-	-